Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Tax Assets and Liabilities [Abstract]
Assets		£ 49
Liabilities	£ (54)	(1)
Beginning Balance	(54)	48
Income statement charge	(529)	(598)	£ (330)
Other comprehensive income credit/(charge)	44	(49)
Corporate income tax paid	484	507	419
Other movements	52	38
Ending Balance	(3)	(54)	48
Assets			49
Liabilities	(3)	(54)	(1)
Ending Balance	£ (54)	£ 48	£ 48